TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Options granted	371,419	290,597	434,571
Directors [Member]
Related Party Transaction [Line Items]
Directors' fees	$ 354	$ 350	$ 267
Options granted	138,000